CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (shares)	0	0	0
Preferred stock, shares outstanding (shares)	0	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (shares)	18,069,476	17,972,166	17,970,590
Common stock, shares outstanding (shares)	18,066,767	17,797,178	16,773,798